Tradr 2X Long TEM Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$57,163,055
TOTAL NET ASSETS — 100.0%	$57,163,055

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Tempus AI, Inc.	Receive	7.13% (OBFR01* + 350bps)	At Maturity	7/28/2027	$66,475,727	$-	$12,673,148
Marex	Tempus AI, Inc.	Receive	7.63% (OBFR01* + 400bps)	At Maturity	6/14/2027	28,931,939	-	6,284,965
TOTAL EQUITY SWAP CONTRACTS								$18,958,113

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.